SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets
Right of use assets, Cost, Balance	$ 1,423,472	$ 683,117
Right of use assets, Cost, Additions		740,355
Right of use assets, Cost, Foreign exchange	31,567
Right of use assets, Cost, Balance	1,455,039	1,423,472
Right of use assets, Accumulated depreciation, Balance	701,785	338,371
Right of use assets, Accumulated depreciation, Charge for the year	356,841	363,086
Right of use assets, Accumulated depreciation, Foreign exchange	24,069	328
Right of use assets, Accumulated depreciation, Balance	1,082,695	701,785
Right of use assets	$ 372,344	$ 721,687